Note 7 - Derivative Liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair Value Measurements Using Significant Unobservable Inputs - September 30, 2021
(Level 3)	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144

Issuances	-	-	-

Adjustments to estimated fair value	-	-	(108,944)

Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200
Fair Value Measurements Using Significant Unobservable Inputs - September 30, 2020
(Level 3)	Series F	Series G	Series H
Beginning balance at September 30, 2019	$1,000,000	$748,275	$1,247,415

Issuances	-	-	-

Adjustments to estimated fair value	-	-	(679,271)

Ending balance at September 30, 2020	$1,000,000	$748,275	$568,144

Schedule Of Assumptions Used To Value Derivative Liability [Table Text Block]
	Series F	Series G	Series H
Closing price per share of common stock	$0.12	$0.12	$0.12
Exercise price per share	$0.75	$0.7	$0.4
Expected volatility	90.28%	87.4%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.7	2.58
	Series F	Series G	Series H
Closing price per share of common stock	$0.17	$0.17	$0.17
Exercise price per share	$0.75	$0.7	$0.4
Expected volatility	84.17%	83.31%	82.24%
Risk-free interest rate	0.13%	0.15%	0.22%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	1.35	2.71	3.6